Operating Leases - Schedule of Maturity Analysis of Operating Lease Liabilities (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	5.40%	5.40%
Operating lease liabilities	$ 121,421		$ 176,648
Office and Warehouse [Member]
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	5.40%	5.40%
Less than one year	$ 72,543	¥ 500,400
Between one to two years	54,407	375,300
Total undiscounted cash flows	126,950	875,700
Less: imputed interest	(5,529)	(38,139)
Operating lease liabilities	$ 121,421	¥ 837,561